Personnel Salaries and Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Salaries and Expenses [Abstract]
Salary compensation	$ (220,609)	$ (219,207)	$ (217,908)
Performance bonus	(72,814)	(61,109)	(47,071)
Legal compensation	(51,116)	(49,887)	(50,677)
Short-term bonuses	(35,244)	(33,901)	(34,186)
Long-term bonus	(8,706)	(14,727)	(14,629)
Stock-based benefits	(1,805)	825	(2,119)
Seniority compensation	(13,086)	(7,928)	(36,289)
Pension plans	0	0	0
Training expenses	(2,518)	(2,463)	(2,653)
Nursery school and kindergarten expenses	(2,375)	(2,597)	(2,749)
Other personnel expenses	(4,629)	(7,825)	(3,994)
Total	$ (412,902)	$ (398,819)	$ (412,275)